Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Consumer loans, net	$ 25,281	$ 31,649
Compensation and benefits	507	2,535
Translation adjustments	3,956	759
Other	868	837
Total deferred tax assets	30,612	35,780
Deferred tax liabilities:
Amortizable intangible assets	46,010	39,334
Property and equipment	6,794	9,085
Other	334	1,753
Total deferred tax liabilities	53,138	50,172
Net deferred tax liabilities before valuation allowance	(22,526)	(14,392)
Net deferred tax liabilities	(22,526)	(14,392)
Balance sheet classification:
Current deferred tax assets	25,427	30,914
Non-current deferred tax liabilities	(47,953)	(45,306)
Net deferred tax liabilities	$ (22,526)	$ (14,392)